Document And Entity Information	12 Months Ended
Jun. 30, 2015 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	Hollysys Automation Technologies, Ltd.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	HOLI
Entity Common Stock, Shares Outstanding	58,358,521
Amendment Description	This Amendment No. 1 to annual report on Form 20-F (this “Amendment No.1”) amends our annual report on Form 20-F for the year ended June 30, 2015 that was filed with the Securities and Exchange Commission (the “Commission”) on September 25, 2015 (the “Form 20-F”). This Amendment No.1 is being filed in response to comments received from the staff of the Commission in order to amend the following sections of the Form 20-F: ⋅ the auditor’s opinion. Due solely to a clerical error, we inadvertently included a wrong version of the opinion of our independent registered public accounting firm, Ernst & Young Hua Ming LLP in the Form 20-F. We are filing this Amendment No.1 to submit the actual and correct version of the opinion of Ernst & Young Hua Ming LLP. ⋅ Note 6 to the consolidated financial statements for the years ended June 30, 2013, 2014 and 2015 with respect to a typographical error. As required by Rule 12b-15 under the Exchange Act of 1934, as amended, updated certifications of our principal executive officer and our principal financial officer are being filed as exhibits to this Amendment No. 1. This Amendment No. 1 also includes a new Exhibit 15.1, which contains the consent of our independent registered public accounting firm with respect to this Amendment No. 1. Other than as described above, this Amendment No. 1 speaks as of the date of the initial filing of the Form 20-F and does not, and does not purport to, amend, update or restate the information in the Form 20-F or reflect any events that have occurred after the Form 20-F was filed.